RELATED PARTIES - Schedule of Post-employment Benefit Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Registered Plans | Plan assets
Disclosure of transactions between related parties [line items]
Defined benefit plan	$ 17	$ 18